Debt - Schedule of Maturities (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	$ 15,000
2017	0
2018	0
2019	0
2020	845,000
Thereafter	8,500,000
Total	$ 9,360,000